Notes payable	6 Months Ended
Jun. 30, 2025
Notes payable [abstract]
Notes payable

13. Notes payable

As at June 30, 2025, the Company has total notes payable balance of $1,944,493 (December 31, 2024 - $619,029).

RH Capital Finance CO LLC (“RH Capital”)

The loans structured with RH Capital allows the two Australian-based subsidiaries of the Company, FSD Australia and Huge Biopharma, to access liquidity as part of the Australian tax rebate scheme structure to finance its research and developments activities in Australia.

i)	During the six months ended June 30, 2025, the Company, through its subsidiary Huge Biopharma, issued a note payable of $466,506 (AUD $710,000) to RH Capital, with an interest rate of 17.0% per annum and maturing in June 2025. During the six months ended June 30, 2025, the Company accrued interest of $27,950 (AUD $42,538) and the total outstanding balance was $494,455 (AUD $752,538).

ii)	During the year ended December 31, 2024, the Company, through its subsidiary Huge Biopharma, issued a note payable of $328,525 (AUD $500,000) to RH Capital with an interest rate of 17.0% per annum and maturing in June 2025. The total outstanding balance including interest was $368,981 (AUD $558,528) as of June 30, 2025 (December 31, 2024 - $318,480).

iii)	During the six months ended June 30, 2025, the Company was awarded a tax rebate refund of AUD 1,564,069 by the Australian government. The rebate was initially disbursed from the Australian government to RH capital, which applied that amount against the outstanding debt owed by Huge Biopharma of AUD 1,311,067. The remaining balance of AUD 253,002 was subsequently transferred to Huge Biopharma.

iv)	On May 15, 2025, the Company, through its subsidiary FSD Australia, issued a note payable of $630,768 (AUD $960,000) to RH Capital, with an interest rate of 16.0% per annum and maturing on November 30, 2025. During the six months ended June 30, 2025, the Company accrued interest of $13,176 (AUD $20,053) and the total outstanding balance was $643,944 (AUD $980,053).

BitGo

On June 4, 2025, the Company obtained a $1,000,000 loan from its primary crypto assets custodian, BitGo Trust Company, Inc., secured by 14.87584 Bitcoin units pledged as collateral. The pledged Bitcoin collateral of 14.87584 units is subject to trading restrictions while securing the loan facility. However, the Company retains the contractual right to recall the collateral at its sole discretion, upon which the Bitcoin would be immediately released from trading restrictions and available for corporate use. The loan carries an annual interest rate of 9%, payable monthly, and has an open-ended duration, allowing the Company to terminate the loan at its discretion. The collateralization level was set at 150%, with a margin call threshold of 140%, corresponding to a Bitcoin price of approximately $94,000. An origination fee of $5,000 was incurred at the initiation of the transaction.

Prismic

The remaining note payable balance of $300,549 was assumed on the acquisition of Prismic and is due on demand.